Property, plant and equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Impairment loss	kr 0	kr 0	kr 0
Changes in property, plant and equipment
Beginning of period	85,040
End of period	kr 86,454	85,040
Buildings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Buildings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	13 years
Plant and machinery
Changes in property, plant and equipment
Beginning of period	kr 41,911
Depreciation for the year	11,558	4,974
End of period	36,581	41,911
Depreciation for the financial year has been charged as:
Research and development expenses	(7,151)	(4,128)
Sale and marketing expenses	(3,621)	(846)
Administrative expenses	(786)	0
Total	kr (11,558)	(4,974)
Plant and machinery | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Plant and machinery | Maximum
Property, plant and equipment
Useful lives of asset (in years)	10 years
Plant and machinery | Carrying amount
Changes in property, plant and equipment
Beginning of period	kr 85,898	57,153
Transfer	949	0
Addition from business combinations		33,875
Additions	7,118	8,479
Retirement	(3,169)	(5,935)
Currency translation	1	(7,674)
End of period	90,797	85,898	57,153
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(43,987)	(43,696)
Transfer	0	0
Depreciation for the year	11,558	4,974
Retirement	1,330	4,304
Currency translation	1	(379)
End of period	(54,216)	(43,987)	(43,696)
Depreciation for the financial year has been charged as:
Total	kr (11,558)	(4,974)
Other fixtures and fittings, tools and equipment | Minimum
Property, plant and equipment
Useful lives of asset (in years)	3 years
Other fixtures and fittings, tools and equipment | Maximum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Office fixtures and fittings
Changes in property, plant and equipment
Beginning of period	kr 8,337
Depreciation for the year	3,461	2,301
End of period	6,595	8,337
Depreciation for the financial year has been charged as:
Research and development expenses	(121)	(1,378)
Sale and marketing expenses	(2,568)	(282)
Administrative expenses	(680)	(640)
Total	(3,461)	(2,301)
Office fixtures and fittings | Carrying amount
Changes in property, plant and equipment
Beginning of period	15,279	12,501
Transfer	664	0
Addition from business combinations		2,572
Additions	1,444	1,566
Retirement	(1,630)	(985)
Currency translation	78	(375)
End of period	15,835	15,279	12,501
Office fixtures and fittings | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(6,942)	(4,164)
Transfer	0	0
Depreciation for the year	3,461	2,301
Retirement	1,203	985
Currency translation	40	1,462
End of period	(9,240)	(6,942)	(4,164)
Depreciation for the financial year has been charged as:
Total	(3,461)	(2,301)
Building improvements
Changes in property, plant and equipment
Beginning of period	31,769
Depreciation for the year	3,128	2,301
End of period	31,166	31,769
Depreciation for the financial year has been charged as:
Research and development expenses	0	(1,910)
Sale and marketing expenses	(2,715)	(391)
Administrative expenses	(413)	0
Total	(3,128)	(2,301)
Building improvements | Carrying amount
Changes in property, plant and equipment
Beginning of period	34,104	13,773
Transfer	0	13,796
Addition from business combinations		1,707
Additions	2,449	14,889
Retirement	(84)	(9,856)
Currency translation	131	(205)
End of period	36,600	34,104	13,773
Building improvements | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(2,335)	(9,860)
Transfer	0	0
Depreciation for the year	3,128	2,301
Retirement	73	9,804
Currency translation	44	(22)
End of period	(5,434)	(2,335)	(9,860)
Depreciation for the financial year has been charged as:
Total	(3,128)	(2,301)
Assets under construction
Changes in property, plant and equipment
Beginning of period	3,023
Depreciation for the year	0	0
End of period	12,112	3,023
Depreciation for the financial year has been charged as:
Research and development expenses	0	0
Sale and marketing expenses	0	0
Administrative expenses	0	0
Total	0	0
Assets under construction | Carrying amount
Changes in property, plant and equipment
Beginning of period	3,023	14,001
Transfer	(1,613)	(13,796)
Addition from business combinations		2,984
Additions	11,122	109
Retirement	(419)	0
Currency translation	(1)	(275)
End of period	12,112	3,023	14,001
Assets under construction | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	0	0
Transfer	0	0
Depreciation for the year	0	0
Retirement	0	0
Currency translation	0	0
End of period	0	0	kr 0
Depreciation for the financial year has been charged as:
Total	kr 0	kr 0